Other Expense, Net - Other Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Expense Net [Abstract]
Community development	$ 84	$ 95	$ 67
Restructuring and other	67	58
Regional administration	59	88	78
Transaction/Acquisition costs	27	12	22
Western Australia power plant	19	13	15
World Gold Council dues	5	11	7
Hope Bay care and maintenance		144	17
Indonesian value added tax settlement			21
Other	39	28	38
Other expense, total	$ 300	$ 449	$ 265